Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 244,796	₩ 93,078	₩ 115,686
Interest expense	(296,874)	(302,464)	(337,219)
Dividend income	11,146	6,212
Total	(116,643)	(150,420)	(308,677)
Other comprehensive income for the year	(54,628)	(68,288)	(5,670)
Reclassified to profit or loss from other comprehensive income for the year	(44,279)	86,479
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on disposal			(632)
Gain (loss) on valuation	(2,708)	(3,078)	33
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transaction	20,678		8,329
Gain (loss) on valuation	42,195	(145,885)	(138)
Other comprehensive income for the year	(2,810)	(66,624)	4,295
Reclassified to profit or loss from other comprehensive income for the year	(28,388)	91,698	(3,956)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(296,894)	(302,464)	(337,219)
Gain(loss) on repayment	(15)
Gain (loss) foreign currency transaction	(30,956)	62,347	(7,518)
Gain(loss) foreign currency translation	(66,050)	225,695	(112,864)
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	93,233	108,608	129,813
Gain (loss) foreign currency transaction	19,396	(11,949)	(7,493)
Gain (loss) on foreign currency translation	(2,901)	(12,354)	3,083
Gain (loss) on disposal	44	(20,351)	(15,838)
Gain (loss) on valuation	(110,544)	(44,219)	(92,589)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	9,194
Dividend income	1,207
Gain (loss) on disposal	1,713
Gain (loss) on valuation	10,768
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	163,390
Dividend income	1,704
Gain (loss) on disposal	(13,818)
Impairment loss	(2,416)
Other comprehensive income for the year	43,811
Asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Dividend income		1
Gain (loss) on disposal		153	186
Gain (loss) on valuation		(464)	(7,184)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transaction	7,272	(58,569)
Gain (loss) on valuation	22,065	(63,640)	109,436
Other comprehensive income for the year	20,078	(44,429)	60,501
Reclassified to profit or loss from other comprehensive income for the year	₩ (15,891)	50,231	(71,915)
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Interest income		453	40
Dividend income		5,174	3,926
Gain (loss) on disposal		89,598	22,695
Impairment loss		(6,137)	(966)
Other comprehensive income for the year		51,235	10,925
Reclassified to profit or loss from other comprehensive income for the year		₩ (55,450)	(3,840)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income			₩ 213